CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Profit before taxation	¥ 48,202	¥ 57,169	¥ 54,696
Adjustments for:
Depreciation of property and equipment	441	526	601
Allowance for loans	4,991	4,791	9,665
(Reverse of)/allowance for interest receivable	1,411	1,568	(269)
Operating profit before changes in working capital	55,045	64,054	64,693
Interest and fee receivables	(22,309)	(16,443)	8,171
Prepayments and others	10,673	(10,713)	(25)
Advance from customers	(457)	(2,782)	(1,100)
Salary and benefit payable	1,254	406	(264)
Interest payable	1,333	(675)	2,038
Other payable	13,046	4,320	(668)
Net cash generated by operating activities	58,585	38,167	72,845
Income tax paid	(14,393)	(21,459)	(14,132)
Net cash generated by operating activities	44,192	16,708	58,713
Cash flow from investing activities
Originated loan disbursements	(397,190)	(446,264)	(578,266)
Repayments of loans from customers	276,150	233,126	519,192
Prepayment for property	(14,928)
Net cash used in investing activities	(135,968)	(213,138)	(59,074)
Cash flow from financing activities
Share issuance expenses	(9,198)
Proceeds received from issuing capital		195,000
Proceeds received from shareholders loans	14,000	2,000
Repayment of shareholder loan	(4,000)	(2,000)
Proceeds received from loan payable	402,300	384,240	252,770
Repayments of loan payable	(386,400)	(332,990)	(183,590)
Payments of dividends		(18,770)	(18,348)
Net cash generated by financing activities	16,702	227,480	50,832
Net increase/(decrease) in cash and cash equivalents	(75,074)	31,050	50,471
Cash and cash equivalents at beginning of year	96,791	65,741	15,270
Cash and cash equivalents at end of year	¥ 21,717	¥ 96,791	¥ 65,741